TRADE RECEIVABLES, NET (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0.03	$ 0.01